Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Aug. 20, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2013